REDEEMABLE NONCONTROLLING INTERESTS & NONCONTROLLING INTERESTS - Summary of Changes in Redeemable Noncontrolling Interests & Noncontrolling INterets (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 27, 2019	Sep. 28, 2018	Sep. 29, 2017
Noncontrolling Interest [Line Items]
Balance at beginning of period	$ 11.1	$ 11.2
Net earnings attributable to noncontrolling interests	0.5	0.5
Dividends paid to redeemable noncontrolling interest	(0.5)	(0.6)	$ 0.0
Other	(0.6)	0.0
Balance at end of period	10.5	11.1	11.2
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Balance at beginning of period	428.3	379.0	526.0
Contributions from noncontrolling interests	1.4
Contributions from noncontrolling interests		1.8
Balance at end of period	3.3	2.1
Noncontrolling Interests
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Balance at beginning of period	2.1	0.0	$ 0.0
Net earnings attributable to noncontrolling interests	(0.2)	0.3
Contributions from noncontrolling interests	$ 1.4
Contributions from noncontrolling interests		$ 1.8